Stock Warrants (Changes in Warrants) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Warrants Outstanding, Beginning of Year	7,147,775	656,641	867,628
Exercised During the Year	(878,696)	(59,300)	0
Issued During the Year	0	6,551,654	0
Forfeited During the Year	(57,668)	(1,220)	(210,987)
Warrants Outstanding, End of Year	6,211,411	7,147,775	656,641